PROVISIONS, CONTINGENCIES AND COMMITMENTS - Provisions Overview - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions	$ 2,065	$ 2,407	$ 2,562
Site restoration
Disclosure of other provisions [line items]
Provisions	147	152	220
Other environment related provision
Disclosure of other provisions [line items]
Provisions	620	566	$ 595
France | Site restoration
Disclosure of other provisions [line items]
Provisions	66	79
France | Other environment related provision
Disclosure of other provisions [line items]
Provisions	58
Brazil | Indemnification provision
Disclosure of other provisions [line items]
Provisions	182	$ 187
Spain | Other environment related provision
Disclosure of other provisions [line items]
Provisions	$ 8